UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Strategic
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2012

1.799881.108

SI-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 39.3%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15		$ 8,595	$ 15,020
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,640	2,666
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp.:
2.5% 5/15/37		15,880	14,664
2.5% 5/15/37		4,310	3,906
			18,570
TOTAL ENERGY			21,236
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		5,410	5,322
MATERIALS - 0.0%
Metals & Mining - 0.0%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		2,800	2,688
TOTAL CONVERTIBLE BONDS			44,266
Nonconvertible Bonds - 38.9%
CONSUMER DISCRETIONARY - 4.6%
Auto Components - 0.5%
Affinia Group, Inc.:
9% 11/30/14		5,140	5,191
10.75% 8/15/16 (g)		1,813	1,967
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,775	1,908
Dana Holding Corp.:
6.5% 2/15/19		3,770	3,996
6.75% 2/15/21		1,560	1,654
Delphi Corp.:
5.875% 5/15/19 (g)		4,885	5,141
6.125% 5/15/21 (g)		4,535	4,807
Exide Technologies 8.625% 2/1/18		2,135	1,783
International Automotive Components Group SA 9.125% 6/1/18 (g)		5,245	4,511
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Lear Corp. 7.875% 3/15/18		$ 615	$ 669
RSC Equipment Rental, Inc. 10% 7/15/17 (g)		2,610	3,021
Stoneridge, Inc. 9.5% 10/15/17 (g)		2,330	2,473
Tenneco, Inc.:
6.875% 12/15/20		6,205	6,608
7.75% 8/15/18		1,545	1,657
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (g)		4,917	5,237
			50,623
Automobiles - 0.2%
Automotores Gildemeister SA 8.25% 5/24/21 (g)		2,240	2,389
Ford Motor Co. 7.45% 7/16/31		11,830	14,462
General Motors Corp.:
6.75% 5/1/28 (c)		10,670	71
7.125% 7/15/13 (c)		1,605	11
7.2% 1/15/11 (c)		4,015	27
7.4% 9/1/25 (c)		500	3
7.7% 4/15/16 (c)		7,804	52
8.25% 7/15/23 (c)		4,845	32
8.375% 7/15/33 (c)		7,015	47
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (g)		3,970	4,307
			21,401
Diversified Consumer Services - 0.0%
ServiceMaster Co. 8% 2/15/20 (g)		2,920	3,124
Hotels, Restaurants & Leisure - 1.1%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (g)	BRL	6,600	3,759
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (g)		20,685	20,995
Chester Downs & Marina LLC 9.25% 2/1/20 (g)		1,520	1,607
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		4,365	4,769
Landry's Restaurants, Inc. 11.625% 12/1/15		2,385	2,653
MCE Finance Ltd. 10.25% 5/15/18		7,675	8,634
MGM Mirage, Inc. 10.375% 5/15/14		1,535	1,746
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (g)(l)		2,333	1,703
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		12,593	12,341
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (g)		$ 2,745	$ 3,013
NCL Corp. Ltd. 9.5% 11/15/18		1,450	1,559
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (g)		1,135	1,178
Roadhouse Financing, Inc. 10.75% 10/15/17		1,550	1,504
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (g)		670	677
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,540	1,113
Station Casinos LLC 3.65% 6/18/18 (e)(g)		20,450	14,059
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (g)		580	615
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		1,970	2,141
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		788	299
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (g)		14,400	14,040
7.75% 8/15/20		22,030	24,068
			122,473
Household Durables - 1.0%
Jarden Corp. 6.125% 11/15/22		3,220	3,373
KB Home 8% 3/15/20		1,450	1,421
Reliance Intermediate Holdings LP 9.5% 12/15/19 (g)		6,915	7,641
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (g)		6,200	6,371
7.125% 4/15/19 (g)		12,480	13,010
7.875% 8/15/19 (g)		6,920	7,404
8.25% 2/15/21 (g)		21,645	20,292
9% 5/15/18 (g)		445	442
9% 4/15/19 (g)		24,210	23,786
9.875% 8/15/19 (g)		11,055	11,276
9.875% 8/15/19 (g)		3,470	3,539
Sealy Mattress Co. 10.875% 4/15/16 (g)		1,412	1,532
Standard Pacific Corp.:
8.375% 5/15/18		2,255	2,396
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.: - continued
8.375% 1/15/21		$ 4,340	$ 4,524
Toll Brothers Finance Corp. 5.875% 2/15/22		5,175	5,291
			112,298
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		7,710	8,674
Eastman Kodak Co. 10.625% 3/15/19 (c)(g)		3,435	2,980
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,505	1,648
			13,302
Media - 1.1%
Bresnan Broadband Holdings LLC 8% 12/15/18 (g)		2,255	2,323
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		10,200	10,557
6.625% 1/31/22		8,220	8,549
7.375% 6/1/20		5,685	6,154
7.875% 4/30/18		2,920	3,154
8.125% 4/30/20		6,955	7,720
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (g)		9,330	9,983
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		3,718	4,239
Checkout Holding Corp. 0% 11/15/15 (g)		3,225	1,338
DISH DBS Corp. 6.75% 6/1/21		9,370	10,120
EchoStar Communications Corp. 7.125% 2/1/16		18,425	20,360
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (g)		4,625	2,451
Liberty Media Corp. 8.5% 7/15/29		6,535	6,633
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	0
MDC Partners, Inc. 11% 11/1/16		845	921
MediMedia USA, Inc. 11.375% 11/15/14 (g)		850	799
ONO Finance II PLC 10.875% 7/15/19 (g)		1,165	1,060
Sheridan Group, Inc. 12.5% 4/15/14		2,986	2,546
Sinclair Television Group, Inc. 8.375% 10/15/18		3,550	3,834
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		3,890	3,978
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
UPCB Finance V Ltd. 7.25% 11/15/21 (g)		$ 4,555	$ 4,800
UPCB Finance VI Ltd. 6.875% 1/15/22 (g)		4,395	4,538
			116,057
Specialty Retail - 0.4%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,455	1,550
Claire's Stores, Inc. 8.875% 3/15/19		1,770	1,558
Ltd. Brands, Inc. 5.625% 2/15/22		8,065	8,166
Michaels Stores, Inc. 7.75% 11/1/18		10,750	11,503
Office Depot, Inc. 9.75% 3/15/19 (g)		3,730	3,856
Sally Holdings LLC 6.875% 11/15/19 (g)		3,305	3,512
Sonic Automotive, Inc. 9% 3/15/18		9,150	9,791
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (g)		2,770	2,825
			42,761
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20		7,350	7,534
Levi Strauss & Co.:
7.625% 5/15/20		9,350	9,841
8.875% 4/1/16		1,650	1,708
Polymer Group, Inc. 7.75% 2/1/19		1,575	1,654
			20,737
TOTAL CONSUMER DISCRETIONARY			502,776
CONSUMER STAPLES - 0.9%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		780	803
Food & Staples Retailing - 0.4%
BFF International Ltd. 7.25% 1/28/20 (g)		3,355	3,749
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (g)		4,655	4,934
Grifols, Inc. 8.25% 2/1/18		4,920	5,314
Rite Aid Corp.:
8% 8/15/20		7,350	8,498
9.25% 3/15/20 (g)		8,270	8,394
9.375% 12/15/15		2,890	2,933
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp.: - continued
9.75% 6/12/16		$ 3,670	$ 4,074
10.25% 10/15/19		1,835	2,115
			40,011
Food Products - 0.4%
Bumble Bee Acquisition Corp. 9% 12/15/17 (g)		3,270	3,335
Darling International, Inc. 8.5% 12/15/18		1,130	1,266
Dean Foods Co. 9.75% 12/15/18		7,250	8,029
Gruma SAB de CV 7.75% (Reg. S) (h)		5,045	5,070
Hines Nurseries, Inc. 10.25% 10/1/49 (c)		370	0
JBS USA LLC/JBS USA Finance, Inc.:
8.25% 2/1/20 (g)		3,315	3,398
11.625% 5/1/14		5,200	6,032
MHP SA 10.25% 4/29/15 (g)		4,000	3,820
Michael Foods, Inc. 9.75% 7/15/18		1,885	2,071
Smithfield Foods, Inc. 10% 7/15/14		5,540	6,468
			39,489
Household Products - 0.0%
Harbinger Group, Inc. 10.625% 11/15/15		2,645	2,728
Spectrum Brands Holdings, Inc. 9.5% 6/15/18 (g)		2,890	3,258
			5,986
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,685
NBTY, Inc. 9% 10/1/18		5,005	5,468
Prestige Brands, Inc. 8.125% 2/1/20 (g)		770	832
Revlon Consumer Products Corp. 9.75% 11/15/15		3,875	4,175
			12,160
TOTAL CONSUMER STAPLES			98,449
ENERGY - 5.9%
Energy Equipment & Services - 0.3%
Atwood Oceanics, Inc. 6.5% 2/1/20		1,120	1,173
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (g)		5,735	5,692
Forbes Energy Services Ltd. 9% 6/15/19		3,755	3,671
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		2,298	2,413
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. 6.5% 6/1/19		$ 3,855	$ 4,048
Pioneer Drilling Co. 9.875% 3/15/18		3,410	3,598
Precision Drilling Corp. 6.5% 12/15/21 (g)		940	982
Pride International, Inc. 6.875% 8/15/20		3,150	3,835
Trinidad Drilling Ltd. 7.875% 1/15/19 (g)		1,615	1,718
			27,130
Oil, Gas & Consumable Fuels - 5.6%
Afren PLC 11.5% 2/1/16 (g)		2,175	2,354
Alpha Natural Resources, Inc.:
6% 6/1/19		3,615	3,235
6.25% 6/1/21		1,415	1,266
ATP Oil & Gas Corp. 11.875% 5/1/15		32,370	23,145
Berry Petroleum Co.:
8.25% 11/1/16		2,930	3,047
10.25% 6/1/14		2,220	2,531
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		1,675	1,755
9.375% 5/1/19		2,075	2,174
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		9,835	10,278
Chaparral Energy, Inc. 9.875% 10/1/20		1,845	2,039
Chesapeake Energy Corp.:
6.125% 2/15/21		7,750	7,711
6.775% 3/15/19		12,105	12,014
6.875% 11/15/20		12,030	12,421
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21 (g)		2,400	2,388
6.125% 7/15/22 (g)		5,815	5,815
Clayton Williams Energy, Inc. 7.75% 4/1/19		5,160	5,134
Concho Resources, Inc.:
6.5% 1/15/22		6,135	6,457
7% 1/15/21		2,855	3,062
CONSOL Energy, Inc.:
8% 4/1/17		6,470	6,794
8.25% 4/1/20		6,645	6,977
Continental Resources, Inc.:
5% 9/15/22 (g)		9,600	9,624
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Continental Resources, Inc.: - continued
7.125% 4/1/21		$ 2,540	$ 2,816
8.25% 10/1/19		885	989
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (g)		2,235	2,288
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,920	5,215
Denbury Resources, Inc.:
8.25% 2/15/20		3,877	4,313
9.75% 3/1/16		1,660	1,822
DTEK Finance BV 9.5% 4/28/15 (g)		2,435	2,338
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	5,304
Endeavour International Corp. 12% 3/1/18 (g)		5,910	5,999
Energy Partners Ltd. 8.25% 2/15/18		6,600	6,691
Energy Transfer Equity LP 7.5% 10/15/20		10,210	11,333
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		12,735	13,786
EXCO Resources, Inc. 7.5% 9/15/18		8,000	7,000
Goodrich Petroleum Corp. 8.875% 3/15/19		3,485	3,385
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (g)		3,510	3,861
7% 5/5/20 (g)		4,100	4,674
9.125% 7/2/18 (g)		4,825	6,019
11.75% 1/23/15 (g)		3,780	4,612
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21		19,190	19,910
8.625% 4/15/20		14,410	15,527
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
6.25% 6/15/22		9,605	10,085
6.75% 11/1/20		1,880	2,030
Newfield Exploration Co. 6.875% 2/1/20		12,875	13,487
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (g)		4,575	4,987
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (g)		15,635	16,260
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (g)		7,524	8,258
Pan American Energy LLC 7.875% 5/7/21 (g)		4,085	3,973
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (g)		9,325	9,558
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.:
6% 11/15/18 (g)		$ 11,475	$ 11,418
6.25% 11/15/21 (g)		955	950
Pemex Project Funding Master Trust:
5.75% 3/1/18		5,050	5,732
6.625% 6/15/35		8,670	9,840
PetroBakken Energy Ltd. 8.625% 2/1/20 (g)		6,670	6,970
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		2,780	2,993
6.875% 1/20/40		3,175	3,718
8.375% 12/10/18		4,435	5,612
Petrohawk Energy Corp. 7.875% 6/1/15		22,900	24,045
Petroleos de Venezuela SA:
4.9% 10/28/14		22,150	19,824
5% 10/28/15		2,835	2,346
5.375% 4/12/27		18,265	11,233
5.5% 4/12/37		13,070	7,744
8% 11/17/13		4,785	4,780
8.5% 11/2/17 (g)		45,245	40,155
12.75% 2/17/22 (g)		18,475	18,383
Petroleos Mexicanos:
4.875% 1/24/22 (g)		3,930	4,127
5.5% 1/21/21		4,720	5,216
6% 3/5/20		2,990	3,416
6.5% 6/2/41		2,090	2,351
6.5% 6/2/41 (g)		2,185	2,447
6.625% (g)(h)		14,095	14,553
8% 5/3/19		2,695	3,423
Petroleum Co. of Trinidad & Tobago Ltd. 6% 5/8/22 (Reg. S)		2,192	2,269
Petroleum Development Corp. 12% 2/15/18		4,390	4,763
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	10,025
PT Adaro Indonesia 7.625% 10/22/19 (g)		1,859	2,022
PT Pertamina Persero:
5.25% 5/23/21 (g)		3,185	3,328
6.5% 5/27/41 (g)		2,470	2,661
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		6,445	6,799
Rosetta Resources, Inc. 9.5% 4/15/18		3,565	3,904
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southern Star Central Corp. 6.75% 3/1/16		$ 1,560	$ 1,583
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (g)		2,660	2,687
6.875% 2/1/21		2,785	2,924
11.25% 7/15/17		4,265	4,787
Teekay Corp. 8.5% 1/15/20		3,695	3,834
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	623
7.625% 4/1/37		1,035	1,237
8.375% 6/15/32		1,155	1,412
Venoco, Inc.:
8.875% 2/15/19		7,315	6,675
11.5% 10/1/17		5,185	5,392
WPX Energy, Inc. 6% 1/15/22 (g)		7,035	6,982
YPF SA 10% 11/2/28		1,725	1,803
			613,727
TOTAL ENERGY			640,857
FINANCIALS - 7.3%
Capital Markets - 0.2%
Equinox Holdings, Inc. 9.5% 2/1/16 (g)		5,755	6,154
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	1,130	1,787
Lloyds TSB Bank PLC:
4.875% 3/30/27	GBP	3,000	4,860
5.125% 3/7/25	GBP	2,450	4,127
Penson Worldwide, Inc. 12.5% 5/15/17 (g)		3,580	1,611
			18,539
Commercial Banks - 1.9%
Abbey National Treasury Services PLC 5.25% 2/16/29	GBP	3,400	5,729
African Export-Import Bank 8.75% 11/13/14		2,145	2,360
Akbank T.A.S. 5.125% 7/22/15 (g)		5,370	5,363
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (g)		2,705	3,026
6.5% 6/10/19 (g)		1,280	1,506
Barclays Bank PLC 4.25% 1/12/22	GBP	1,550	2,564
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
BBVA Paraguay SA 9.75% 2/11/16 (g)		$ 4,480	$ 4,749
CIT Group, Inc.:
5.25% 3/15/18		24,005	24,185
5.5% 2/15/19 (g)		35,510	36,220
7% 5/4/15 (g)		2,780	2,783
7% 5/2/16 (g)		793	795
7% 5/2/17 (g)		25,667	25,731
Co-Operative Bank PLC 4.75% 11/11/21	GBP	4,110	6,786
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (g)		2,890	3,071
Development Bank of Philippines 8.375% (h)(l)		6,440	6,923
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		3,585	3,460
Export-Import Bank of India 0.6957% 6/7/12 (l)	JPY	170,000	2,047
HSBK (Europe) BV:
7.25% 5/3/17 (g)		5,550	5,772
9.25% 10/16/13 (g)		5,835	6,185
International Bank for Reconstruction & Development:
8% 6/20/13	NGN	290,000	1,774
8.2% 12/12/12	NGN	920,000	5,542
JSC Kazkommertsbank BV 8% 11/3/15 (g)		1,785	1,700
Kazkommerts International BV 8.5% 4/16/13 (g)		2,245	2,267
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	5,250	7,201
Royal Bank of Scotland PLC 5.125% 1/13/24	GBP	2,450	4,191
RSHB Capital SA:
6% 6/3/21 (g)		2,155	2,107
9% 6/11/14 (g)		2,120	2,348
Svenska Handelsbanken AB 4.375% 10/20/21	EUR	2,400	3,519
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		5,375	4,193
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		2,540	2,565
Turkiye Garanti Bankasi A/S 3.0612% 4/20/16 (g)(l)		3,700	3,432
Turkiye Is Bankasi A/S 5.1% 2/1/16 (g)		2,270	2,270
US Bank NA 1.285% 2/28/17 (l)	EUR	1,600	1,974
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		$ 9,860	$ 10,698
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (g)		4,205	4,310
			209,346
Consumer Finance - 2.4%
Ally Financial, Inc.:
3.71% 2/11/14 (l)		14,765	14,507
5.5% 2/15/17		7,530	7,530
6.75% 12/1/14		2,965	3,091
7.5% 9/15/20		29,645	32,017
8% 3/15/20		28,925	32,179
8% 11/1/31		64,378	70,333
Ford Motor Credit Co. LLC:
4.25% 2/3/17		24,035	24,293
5.75% 2/1/21		2,370	2,566
5.875% 8/2/21		17,745	19,140
12% 5/15/15		12,770	15,771
General Motors Acceptance Corp. 8% 11/1/31		27,890	29,743
SLM Corp.:
6% 1/25/17		4,460	4,627
7.25% 1/25/22		4,800	4,956
			260,753
Diversified Financial Services - 2.1%
Aquarius Investments Luxemburg 8.25% 2/18/16		3,800	3,914
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		6,175	5,666
BP Capital Markets PLC:
3.83% 10/6/17	EUR	2,750	3,955
4.325% 12/10/18	GBP	4,350	7,589
CDW LLC/CDW Finance Corp. 8% 12/15/18		1,590	1,737
City of Buenos Aires 12.5% 4/6/15 (g)		12,965	13,548
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	219	417
8.151% 12/31/30	GBP	475	1,014
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (g)		4,100	4,208
FireKeepers Development Authority 13.875% 5/1/15 (g)		1,600	1,780
GE Capital UK Funding 4.375% 7/31/19	GBP	5,050	8,384
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
General Motors Financial Co., Inc. 6.75% 6/1/18		$ 6,140	$ 6,462
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (g)		4,195	4,552
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		14,795	15,313
8% 1/15/18		28,262	29,392
8% 1/15/18 (g)		9,405	9,781
Indo Energy Finance BV 7% 5/7/18 (g)		2,115	2,157
KfW:
2.5% 1/17/22	EUR	2,375	3,218
5.75% 6/7/32	GBP	1,700	3,586
Landrys Holdings, Inc. 11.5% 6/1/14 (g)		3,230	3,230
Magnesita Finance Ltd. 8.625% (g)(h)		2,595	2,595
NCO Group, Inc. 11.875% 11/15/14		2,185	2,169
Offshore Group Investment Ltd. 11.5% 8/1/15		5,870	6,442
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	1,350	2,338
Regions Financing Trust II 6.625% 5/15/47 (l)		4,735	4,498
Steel Capital SA Ln Partner Net Program 6.25% 7/26/16 (g)		2,225	2,219
TMK Capital SA 7.75% 1/27/18		2,650	2,590
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		11,580	13,578
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (g)(l)		2,910	3,063
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (g)		7,210	7,787
UPCB Finance III Ltd. 6.625% 7/1/20 (g)		3,795	3,871
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (g)		3,025	3,123
6.8% 11/22/25 (g)		2,565	2,680
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (g)(l)		21,289	18,290
WM Finance Corp. 11.5% 10/1/18 (g)		15,140	16,200
Zhaikmunai Finance BV 10.5% 10/19/15 (g)		7,895	8,290
			229,636
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - 0.0%
CNO Financial Group, Inc. 9% 1/15/18 (g)		$ 2,935	$ 3,148
USI Holdings Corp. 4.3776% 11/15/14 (g)(l)		920	860
			4,008
Real Estate Investment Trusts - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		7,955	8,323
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (g)		13,845	13,637
6.75% 10/15/22		8,390	8,851
7.5% 2/15/20		4,860	5,225
			36,036
Real Estate Management & Development - 0.4%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		5,565	5,913
Realogy Corp.:
7.625% 1/15/20 (g)		6,330	6,615
7.875% 2/15/19 (g)		7,240	7,258
9% 1/15/20 (g)		5,210	5,366
11.5% 4/15/17		1,660	1,569
12% 4/15/17		2,748	2,583
Taylor Morrison Community Monarch 7.75% 4/15/20 (g)(j)		3,830	3,830
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	2,500	4,050
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		845	877
			38,061
TOTAL FINANCIALS			796,379
HEALTH CARE - 3.8%
Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc./KCI (USA), Inc.:
10.5% 11/1/18 (g)		14,405	14,945
12.5% 11/1/19 (g)		9,455	8,840
			23,785
Health Care Providers & Services - 2.8%
Apria Healthcare Group, Inc. 11.25% 11/1/14		7,720	8,048
Community Health Systems, Inc. 8% 11/15/19 (g)		13,255	13,702
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,716
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita, Inc.:
6.375% 11/1/18		$ 12,740	$ 13,281
6.625% 11/1/20		3,875	4,049
Emergency Medical Services Corp. 8.125% 6/1/19		6,200	6,371
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (g)		15,215	15,709
5.875% 1/31/22 (g)		16,815	17,299
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	5,310
HCA Holdings, Inc. 7.75% 5/15/21		38,425	39,578
HCA, Inc.:
5.875% 3/15/22		19,190	19,142
6.5% 2/15/16		4,220	4,473
6.5% 2/15/20		9,920	10,378
7.25% 9/15/20		38,835	42,186
7.5% 2/15/22		12,110	12,837
8% 10/1/18		1,365	1,491
Health Management Associates, Inc. 7.375% 1/15/20 (g)		2,985	3,119
HealthSouth Corp. 8.125% 2/15/20		7,395	8,116
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		13,245	12,848
InVentiv Health, Inc. 10% 8/15/18 (g)		905	808
ResCare, Inc. 10.75% 1/15/19		2,735	3,022
Rotech Healthcare, Inc.:
10.5% 3/15/18		2,475	1,634
10.75% 10/15/15		4,075	4,060
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,200	1,269
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,652
Tenet Healthcare Corp. 6.25% 11/1/18 (g)		38,116	39,641
UHS Escrow Corp. 7% 10/1/18		1,020	1,082
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19		4,295	4,263
Vanguard Health Systems, Inc. 0% 2/1/16		241	159
			299,243
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (g)		$ 4,860	$ 5,018
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18 (g)		1,740	1,762
			6,780
Pharmaceuticals - 0.7%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		5,775	6,353
Leiner Health Products, Inc. 11% 6/1/12 (c)		1,885	94
Mylan, Inc.:
6% 11/15/18 (g)		10,955	11,421
7.625% 7/15/17 (g)		3,900	4,310
7.875% 7/15/20 (g)		7,040	7,832
Valeant Pharmaceuticals International:
6.75% 8/15/21 (g)		20,465	19,902
6.875% 12/1/18 (g)		23,885	24,124
7% 10/1/20 (g)		4,350	4,350
			78,386
TOTAL HEALTH CARE			408,194
INDUSTRIALS - 3.9%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp.:
10.25% 2/1/15		800	448
12% 11/1/14 pay-in-kind		1,477	1,376
Hexcel Corp. 6.75% 2/1/15		766	774
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		18,060	19,144
7.125% 3/15/21		1,675	1,794
			23,536
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (g)		3,295	3,410
Airlines - 0.5%
Air Canada 9.25% 8/1/15 (g)		7,170	7,009
American Airlines, Inc. equipment trust certificate 13% 8/1/16		3,534	3,746
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		5,349	5,763
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		$ 790	$ 794
Continental Airlines, Inc. 7.25% 11/10/19		4,695	5,234
Delta Air Lines, Inc. 9.5% 9/15/14 (g)		1,214	1,290
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,169	8,945
8.021% 8/10/22		3,523	3,593
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,103	2,205
8.028% 11/1/17		649	643
United Air Lines, Inc.:
9.875% 8/1/13 (g)		1,952	2,050
12% 11/1/13 (g)		3,415	3,620
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		7,101	8,148
US Airways 2011-1 Class A pass-thru trust certificates 7.125% 4/22/25		5,175	5,434
			58,474
Building Products - 0.0%
Building Materials Corp. of America 6.75% 5/1/21 (g)		4,665	4,968
Commercial Services & Supplies - 1.9%
ACCO Brands Corp. 10.625% 3/15/15		595	647
ADS Tactical, Inc. 11% 4/1/18 (g)		1,640	1,697
American Reprographics Co. 10.5% 12/15/16		4,570	4,524
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (g)		2,915	3,002
Casella Waste Systems, Inc.:
7.75% 2/15/19		1,160	1,151
11% 7/15/14		1,510	1,623
Covanta Holding Corp. 7.25% 12/1/20		4,940	5,315
Garda World Security Corp. 9.75% 3/15/17 (g)		2,260	2,407
International Lease Finance Corp.:
5.75% 5/15/16		12,000	11,970
5.875% 4/1/19		11,910	11,791
6.25% 5/15/19		24,025	23,715
6.75% 9/1/16 (g)		14,655	15,681
7.125% 9/1/18 (g)		27,064	29,432
8.25% 12/15/20		12,385	13,500
8.625% 9/15/15		7,985	8,744
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
International Lease Finance Corp.: - continued
8.625% 1/15/22		$ 29,075	$ 32,419
8.75% 3/15/17		18,075	20,154
Landry's Acquisition Co. 11.625% 12/1/15 (g)		2,285	2,542
The Geo Group, Inc. 7.75% 10/15/17		2,845	3,073
United Rentals North America, Inc. 8.375% 9/15/20		6,995	7,249
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (g)		3,355	3,154
			203,790
Construction & Engineering - 0.1%
Odebrecht Finance Ltd. 7.5% (g)(h)		10,005	10,228
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		680	700
Sensata Technologies BV 6.5% 5/15/19 (g)		5,310	5,522
			6,222
Industrial Conglomerates - 0.1%
Sequa Corp.:
11.75% 12/1/15 (g)		6,870	7,299
13.5% 12/1/15 pay-in-kind (g)		4,393	4,712
			12,011
Machinery - 0.2%
Accuride Corp. 9.5% 8/1/18		650	683
ArvinMeritor, Inc. 10.625% 3/15/18		2,115	2,263
Cummins, Inc. 7.125% 3/1/28		1,870	2,388
Navistar International Corp. 8.25% 11/1/21		8,123	8,803
Terex Corp. 10.875% 6/1/16		5,025	5,678
Xerium Technologies, Inc. 8.875% 6/15/18		3,870	3,357
			23,172
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,585	2,339
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		4,790	4,143
8.875% 11/1/17		11,300	11,667
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		1,320	1,155
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - continued
SCF Capital Ltd. 5.375% 10/27/17 (g)		$ 2,085	$ 1,991
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	1,866
			23,161
Road & Rail - 0.3%
Georgian Railway Ltd. 9.875% 7/22/15		3,010	3,206
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		2,485	2,709
12.5% 4/1/16		7,425	8,613
Swift Services Holdings, Inc. 10% 11/15/18		10,490	11,434
Western Express, Inc. 12.5% 4/15/15 (g)		5,935	2,404
			28,366
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
6.75% 4/15/17 (g)		6,765	6,765
7.625% 4/15/20 (g)		3,030	3,030
9.75% 8/1/18		9,000	9,990
			19,785
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (g)		3,253	3,334
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,200	2,157
			5,491
TOTAL INDUSTRIALS			422,614
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.4%
Avaya, Inc.:
9.75% 11/1/15		6,165	6,042
10.125% 11/1/15 pay-in-kind (l)		4,120	4,058
Brocade Communications Systems, Inc.:
6.625% 1/15/18		6,605	6,952
6.875% 1/15/20		2,095	2,310
Lucent Technologies, Inc.:
6.45% 3/15/29		18,705	14,777
6.5% 1/15/28		6,570	5,141
			39,280
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.1%
Seagate HDD Cayman:
7% 11/1/21 (g)		$ 6,295	$ 6,767
7.75% 12/15/18		9,070	9,864
			16,631
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		2,155	2,257
Reddy Ice Corp.:
11.25% 3/15/15		2,645	2,513
13.25% 11/1/15		3,266	1,600
			6,370
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		8,180	9,039
IT Services - 0.4%
Ceridian Corp. 11.25% 11/15/15		5,555	5,041
Fidelity National Information Services, Inc.:
7.625% 7/15/17		2,935	3,214
7.875% 7/15/20		3,910	4,330
First Data Corp. 7.375% 6/15/19 (g)		24,130	24,552
SunGard Data Systems, Inc. 7.375% 11/15/18		4,435	4,712
Unisys Corp.:
12.5% 1/15/16		2,226	2,368
12.75% 10/15/14 (g)		201	224
			44,441
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
7.75% 8/1/20		1,640	1,812
8.125% 12/15/17		3,470	3,826
Freescale Semiconductor, Inc.:
8.05% 2/1/20		7,655	7,674
10.75% 8/1/20		5,201	5,838
NXP BV/NXP Funding LLC 9.75% 8/1/18 (g)		13,190	14,938
Spansion LLC 11.25% 1/15/16 (c)(g)		4,255	288
Viasystems, Inc. 12% 1/15/15 (g)		4,000	4,300
			38,676
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		$ 870	$ 713
TOTAL INFORMATION TECHNOLOGY			155,150
MATERIALS - 3.7%
Chemicals - 1.1%
Braskem America Finance Co. 7.125% 7/22/41 (g)		2,325	2,348
Braskem Finance Ltd. 7% 5/7/20 (g)		3,650	4,097
Celanese US Holdings LLC 5.875% 6/15/21		2,555	2,734
Ferro Corp. 7.875% 8/15/18		4,325	4,412
Georgia Gulf Corp. 9% 1/15/17 (g)		10,825	12,016
INEOS Finance PLC:
8.375% 2/15/19 (g)		3,275	3,463
9% 5/15/15 (g)		2,655	2,821
INEOS Group Holdings PLC 8.5% 2/15/16 (g)		6,355	5,942
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21		4,385	4,210
Lyondell Chemical Co. 8% 11/1/17		1,965	2,211
LyondellBasell Industries NV:
5% 4/15/19 (g)(j)		7,200	7,209
5.75% 4/15/24 (g)(j)		7,200	7,182
6% 11/15/21 (g)		20,050	21,153
Momentive Performance Materials, Inc. 9% 1/15/21		14,450	12,644
NOVA Chemicals Corp. 3.7836% 11/15/13 (l)		1,690	1,686
OMNOVA Solutions, Inc. 7.875% 11/1/18		5,845	5,611
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (g)		3,547	3,822
PolyOne Corp. 7.375% 9/15/20		1,845	1,937
Solutia, Inc.:
7.875% 3/15/20		2,180	2,556
8.75% 11/1/17		3,205	3,622
Taminco Global Chemical Corp. 9.75% 3/31/20 (g)		1,245	1,295
TPC Group LLC 8.25% 10/1/17		2,195	2,299
			115,270
Construction Materials - 0.5%
Cemex Espana SA (Luxembourg) 9.25% 5/12/20 (g)		1,180	1,086
Cemex Finance LLC 9.5% 12/14/16 (g)		23,525	23,407
Cemex SA de CV:
5.4697% 9/30/15 (g)(l)		12,390	11,194
9% 1/11/18 (g)		13,855	13,058
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Construction Materials - continued
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (g)		$ 3,740	$ 3,927
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (g)		5,240	5,476
			58,148
Containers & Packaging - 0.4%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (g)		6,088	5,844
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (g)		1,460	1,562
9.125% 10/15/20 (g)		4,495	4,810
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 9.125% 10/15/20 (g)		2,410	2,531
Berry Plastics Holding Corp. 4.3487% 9/15/14 (l)		640	602
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (l)		2,561	2,458
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21		2,470	2,661
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	10,383
7.5% 12/15/96		3,685	3,114
Rock-Tenn Co.:
4.45% 3/1/19 (g)		1,480	1,490
4.9% 3/1/22 (g)		1,380	1,380
Silgan Holdings, Inc. 5% 4/1/20 (g)		9,600	9,552
			46,387
Metals & Mining - 1.4%
Aleris International, Inc.:
6% 6/1/20 (g)		33	32
9% 12/15/14 pay-in-kind (c)(l)		2,790	0
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		3,450	3,812
7.75% 11/3/20 (g)		2,685	2,853
Calcipar SA 6.875% 5/1/18 (g)		1,900	1,948
Edgen Murray Corp. 12.25% 1/15/15		8,545	8,652
EVRAZ Group SA 8.25% 11/10/15 (g)		6,620	7,083
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (g)		6,325	6,254
6.375% 2/1/16 (g)		7,260	7,224
6.875% 2/1/18 (g)		18,935	18,935
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Resources (August 2006) Pty Ltd.: - continued
6.875% 4/1/22 (g)		$ 6,330	$ 6,164
7% 11/1/15 (g)		9,155	9,315
8.25% 11/1/19 (g)		31,230	32,713
McJunkin Red Man Corp. 9.5% 12/15/16		8,725	9,467
Metinvest BV 10.25% 5/20/15 (g)		3,170	3,154
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (g)		2,265	1,586
Mirabela Nickel Ltd. 8.75% 4/15/18 (g)		1,135	931
Mongolian Mining Corp. 8.875% 3/29/17 (g)		4,185	4,154
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (g)		3,435	3,538
RathGibson, Inc. 11.25% 2/15/14 (c)		5,755	0
Severstal Columbus LLC 10.25% 2/15/18		7,005	7,495
Southern Copper Corp. 6.75% 4/16/40		2,130	2,356
SunCoke Energy, Inc. 7.625% 8/1/19		1,315	1,348
Vedanta Resources PLC 6.75% 6/7/16 (g)		4,860	4,520
Votorantim Cimentos SA 7.25% 4/5/41 (g)		3,155	3,194
			146,728
Paper & Forest Products - 0.3%
AbitibiBowater, Inc. 10.25% 10/15/18		12,998	14,915
Clearwater Paper Corp. 7.125% 11/1/18		1,225	1,299
Georgia-Pacific LLC 5.4% 11/1/20 (g)		6,505	7,286
Glatfelter 7.125% 5/1/16		550	562
NewPage Corp.:
6.7969% 5/1/12 (c)(l)		1,770	97
11.375% 12/31/14 (c)		4,775	3,199
Sino-Forest Corp. 6.25% 10/21/17 (c)(g)		5,480	1,315
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19 (g)		7,010	7,168
			35,841
TOTAL MATERIALS			402,374
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 1.8%
Alestra SA de RL de CV 11.75% 8/11/14		6,770	7,616
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,454
9% 8/15/31		3,655	3,545
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (g)		$ 6,312	$ 6,217
14.75% 12/1/16 (g)		3,940	4,314
Eileme 1 AB 14.25% 8/15/20 (g)		4,730	4,434
Eileme 2 AB 11.625% 1/31/20 (g)		9,395	9,818
Frontier Communications Corp.:
8.5% 4/15/20		12,120	12,756
8.75% 4/15/22		6,585	6,947
Level 3 Escrow, Inc. 8.125% 7/1/19 (g)		3,845	3,960
Level 3 Financing, Inc.:
8.625% 7/15/20 (g)		8,760	9,198
10% 2/1/18		3,845	4,210
Sprint Capital Corp.:
6.875% 11/15/28		40,365	30,879
6.9% 5/1/19		3,719	3,217
8.75% 3/15/32		43,456	37,264
U.S. West Communications:
6.875% 9/15/33		2,535	2,510
7.25% 9/15/25		535	572
7.25% 10/15/35		1,455	1,473
7.5% 6/15/23		460	462
Wind Acquisition Finance SA:
7.25% 2/15/18 (g)		7,680	7,238
11.75% 7/15/17 (g)		39,470	38,878
			199,962
Wireless Telecommunication Services - 2.5%
Clearwire Escrow Corp. 12% 12/1/15 (g)		10,315	10,160
Cricket Communications, Inc. 7.75% 10/15/20		15,943	15,664
Digicel Group Ltd.:
7% 2/15/20 (g)		980	997
8.25% 9/1/17 (g)		10,205	10,792
8.875% 1/15/15 (g)		34,965	35,664
9.125% 1/15/15 pay-in-kind (g)(l)		19,575	19,967
10.5% 4/15/18 (g)		34,610	38,244
12% 4/1/14 (g)		9,725	10,795
Intelsat Jackson Holdings SA:
7.25% 4/1/19		11,235	11,797
7.5% 4/1/21		27,065	28,418
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA: - continued
8.5% 11/1/19		$ 4,220	$ 4,631
9.5% 6/15/16		19,260	20,127
MetroPCS Wireless, Inc. 7.875% 9/1/18		3,933	4,149
MTS International Funding Ltd. 8.625% 6/22/20 (g)		9,055	10,481
NII Capital Corp.:
7.625% 4/1/21		14,575	14,320
8.875% 12/15/19		4,010	4,200
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		11,684	11,333
Telemovil Finance Co. Ltd. 8% 10/1/17 (g)		6,725	6,893
VimpelCom Holdings BV 7.5043% 3/1/22 (g)		3,095	2,983
VIP Finance Ireland Ltd. 7.748% 2/2/21 (g)		3,915	3,856
			265,471
TOTAL TELECOMMUNICATION SERVICES			465,433
UTILITIES - 3.1%
Electric Utilities - 0.4%
Aguila 3 SA 7.875% 1/31/18 (g)		2,890	3,027
Chivor SA E.S.P. 9.75% 12/30/14 (g)		2,355	2,661
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (g)		3,484	2,056
InterGen NV 9% 6/30/17 (g)		17,825	18,761
Majapahit Holding BV:
7.75% 1/20/20 (g)		3,370	4,027
8% 8/7/19 (g)		1,805	2,184
Mirant Americas Generation LLC 9.125% 5/1/31		4,075	3,505
National Power Corp. 6.875% 11/2/16 (g)		1,890	2,183
			38,404
Gas Utilities - 0.3%
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20 (g)		4,875	4,924
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,810	1,959
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	7,614
8% 3/1/32		3,550	4,396
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		$ 2,435	$ 2,435
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		10,510	9,301
			30,629
Independent Power Producers & Energy Traders - 2.4%
Atlantic Power Corp. 9% 11/15/18 (g)		9,120	9,234
Calpine Corp.:
7.5% 2/15/21 (g)		6,325	6,752
7.875% 7/31/20 (g)		16,935	18,417
7.875% 1/15/23 (g)		26,885	29,170
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (g)		9,305	10,329
Energy Future Holdings Corp.:
10% 1/15/20		11,210	12,289
10.875% 11/1/17		3,470	2,915
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		53,863	58,845
11% 10/1/21		30,866	29,477
11.75% 3/1/22 (g)		26,135	26,723
GenOn Energy, Inc.:
9.5% 10/15/18		3,080	2,834
9.875% 10/15/20		11,570	10,529
Listrindo Capital BV 6.95% 2/21/19 (g)		2,440	2,513
NRG Energy, Inc.:
7.625% 5/15/19		3,465	3,456
7.875% 5/15/21		4,075	3,887
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (g)		2,920	3,562
7.39% 12/2/24 (g)		2,880	3,643
TXU Corp.:
5.55% 11/15/14		1,140	835
6.5% 11/15/24		11,785	6,187
6.55% 11/15/34		30,155	15,078
			256,675
Multi-Utilities - 0.0%
Centrica PLC 4.375% 3/13/29	GBP	2,300	3,596
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (g)		$ 1,915	$ 2,030
TOTAL UTILITIES			331,334
TOTAL NONCONVERTIBLE BONDS			4,223,560
TOTAL CORPORATE BONDS (Cost $4,068,896)			4,267,826
U.S. Government and Government Agency Obligations - 21.5%

U.S. Government Agency Obligations - 1.2%
Fannie Mae:
0.375% 12/28/12		9,070	9,086
0.375% 3/16/15		9,668	9,596
Federal Home Loan Bank:
0.375% 11/27/13		4,550	4,551
0.375% 1/29/14		9,065	9,063
0.875% 8/22/12		4,890	4,904
0.875% 12/27/13		775	783
Freddie Mac:
0.375% 11/30/12		1,683	1,686
0.625% 12/29/14		10,707	10,725
1% 7/30/14		7,496	7,593
1% 8/27/14		4,688	4,749
1.25% 5/12/17		27,800	27,749
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,608
5.685% 5/15/12		1,285	1,293
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		206	214
Tennessee Valley Authority:
3.875% 2/15/21		14,690	16,394
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority: - continued
5.25% 9/15/39		$ 5,600	$ 6,692
5.375% 4/1/56		7,000	8,654
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			125,340
U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42		14,945	14,286
U.S. Treasury Obligations - 18.9%
U.S. Treasury Bonds:
3.125% 2/15/42		26,481	25,285
3.75% 8/15/41		46,485	50,073
4.375% 5/15/41		106,943	128,098
5.25% 2/15/29		31,320	40,956
5.375% 2/15/31		37,677	50,593
6.125% 8/15/29 (k)		14,487	20,771
7.5% 11/15/16		2,850	3,691
7.5% 11/15/24		10,690	16,421
7.625% 2/15/25		11,000	17,096
7.875% 2/15/21		6,800	10,091
8.125% 5/15/21		9,286	14,046
9.875% 11/15/15		11,595	15,421
U.S. Treasury Notes:
0.125% 8/31/13		68,900	68,741
0.125% 12/31/13		19,608	19,539
0.25% 1/31/14		62,366	62,271
0.25% 2/28/14 (f)		82,000	81,872
0.25% 9/15/14		42,885	42,681
0.25% 12/15/14		10,000	9,940
0.25% 2/15/15		97,237	96,538
0.375% 6/30/13		48,766	48,833
0.375% 7/31/13		34,050	34,093
0.375% 3/15/15		25,000	24,904
0.5% 8/15/14		47,582	47,660
0.625% 7/15/14		40,964	41,159
0.75% 6/15/14		15,459	15,580
0.875% 11/30/16		24,887	24,778
0.875% 2/28/17 (f)		82,550	81,950
1% 9/30/16		85,787	86,062
1% 10/31/16		38,000	38,083
1% 3/31/17		10,000	9,977
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.25% 10/31/15		$ 24,400	$ 24,886
1.375% 11/30/15		14,493	14,841
1.375% 2/28/19 (f)		155,262	152,988
1.5% 3/31/19		12,000	11,904
1.875% 6/30/15		17,707	18,430
1.875% 8/31/17		7,700	7,979
1.875% 9/30/17		5,400	5,591
2% 11/15/21		24,439	24,048
2% 2/15/22		13,781	13,510
2.125% 11/30/14		49,092	51,221
2.125% 5/31/15		4,493	4,709
2.125% 8/15/21		33,329	33,287
2.375% 8/31/14		13,000	13,601
2.375% 9/30/14		8,471	8,874
2.375% 10/31/14		49,620	52,035
2.375% 2/28/15		55,000	57,922
2.375% 7/31/17		20,000	21,256
2.375% 6/30/18		27,978	29,585
2.5% 3/31/15		58,749	62,164
2.625% 7/31/14		12,927	13,584
2.625% 4/30/16		3,137	3,363
2.75% 11/30/16		10,000	10,800
3% 9/30/16		8,408	9,170
3% 2/28/17		66,584	72,852
3.125% 10/31/16		20,033	21,974
3.125% 1/31/17		30,990	34,060
3.125% 5/15/19		16,237	17,871
4.25% 8/15/15		14,109	15,806
4.5% 5/15/17		13,745	16,081
TOTAL U.S. TREASURY OBLIGATIONS			2,051,595
Other Government Related - 1.3%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (i)		3,013	3,017
3.125% 6/15/12 (FDIC Guaranteed) (i)		45	45
Citibank NA 1.75% 12/28/12 (FDIC Guaranteed) (i)		15,000	15,170
Citigroup Funding, Inc. 1.875% 11/15/12 (FDIC Guaranteed) (i)		6,937	7,007
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (i)		19,526	19,700
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Other Government Related - continued
General Electric Capital Corp.: - continued
2.125% 12/21/12 (FDIC Guaranteed) (i)		$ 15,000	$ 15,205
2.625% 12/28/12 (FDIC Guaranteed) (i)		5,402	5,498
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (i)		45	45
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5928% 12/7/20 (NCUA Guaranteed) (l)		4,462	4,479
Series 2011-R1 Class 1A, 0.7125% 1/8/20 (NCUA Guaranteed) (l)		7,037	7,059
Series 2011-R4 Class 1A, 0.6425% 3/6/20 (NCUA Guaranteed) (l)		4,384	4,387
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,550	3,612
2.35% 6/12/17 (NCUA Guaranteed)		31,000	32,160
3.45% 6/12/21 (NCUA Guaranteed)		25,300	26,949
TOTAL OTHER GOVERNMENT RELATED			144,333
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,274,245)			2,335,554
U.S. Government Agency - Mortgage Securities - 1.4%

Fannie Mae - 0.2%
1.973% 9/1/33 (l)		701	735
2.026% 11/1/35 (l)		804	846
2.115% 10/1/35 (l)		95	100
2.223% 11/1/33 (l)		150	158
2.303% 6/1/36 (l)		54	57
2.388% 1/1/35 (l)		374	398
2.393% 9/1/36 (l)		182	194
2.428% 2/1/36 (l)		152	161
2.45% 3/1/33 (l)		186	196
2.516% 11/1/36 (l)		62	66
2.571% 6/1/47 (l)		196	209
2.607% 5/1/36 (l)		99	105
2.647% 4/1/36 (l)		591	626
2.65% 2/1/37 (l)		741	790
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
2.653% 7/1/35 (l)		$ 337	$ 360
2.938% 8/1/35 (l)		1,056	1,125
3.5% 1/1/26 to 9/1/26		182	192
4.5% 8/1/41		957	1,029
5% 5/1/22		21	22
5.5% 5/1/15 to 4/1/21		6,995	7,627
5.954% 3/1/37 (l)		105	113
6% 6/1/16 to 10/1/38		1,126	1,237
6.5% 12/1/12 to 5/1/27		538	593
7.5% 1/1/28		34	40
TOTAL FANNIE MAE			16,979
Freddie Mac - 0.3%
1.943% 3/1/35 (l)		228	237
2.095% 5/1/37 (l)		117	122
2.143% 1/1/36 (l)		98	103
2.2% 3/1/37 (l)		51	54
2.276% 6/1/33 (l)		436	457
2.301% 1/1/37 (l)		470	501
2.35% 7/1/35 (l)		485	517
2.417% 10/1/36 (l)		523	557
2.454% 5/1/37 (l)		110	117
2.462% 5/1/37 (l)		760	810
2.474% 5/1/37 (l)		1,423	1,517
2.475% 10/1/35 (l)		429	457
2.49% 9/1/35 (l)		86	91
2.524% 2/1/36 (l)		21	22
2.638% 4/1/37 (l)		151	161
2.639% 6/1/37 (l)		339	361
2.795% 7/1/36 (l)		180	191
2.798% 7/1/35 (l)		351	374
2.858% 2/1/37 (l)		82	87
2.97% 4/1/37 (l)		9	9
3.158% 10/1/35 (l)		77	82
3.601% 6/1/37 (l)		84	90
4.5% 8/1/33 to 10/1/41		7,315	7,817
5.138% 4/1/35 (l)		57	60
5.5% 11/1/18 to 11/1/21		18,281	19,946
5.847% 6/1/37 (l)		56	58
6.5% 2/1/13 to 3/1/22		2,239	2,446
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
6.662% 8/1/37 (l)		$ 173	$ 182
8.5% 3/1/20		4	4
TOTAL FREDDIE MAC			37,430
Ginnie Mae - 0.9%
4% 9/15/25		908	979
4.553% 4/1/62 (q)		6,425	7,190
4.626% 3/1/62 (q)		4,425	4,940
4.65% 3/1/62 (q)		3,900	4,356
4.6744% 4/1/62 (q)		21,575	24,164
4.684% 1/20/62 (q)		13,729	15,382
4.751% 12/20/60 (q)		3,447	3,832
5.492% 4/20/60 (q)		9,210	10,534
5.5% 2/20/60 (q)		19,917	22,312
5.612% 4/20/58 (q)		6,125	6,564
7% 9/15/25 to 8/15/31		46	52
7.5% 2/15/22 to 8/15/28		82	95
8% 9/15/26 to 12/15/26		10	12
TOTAL GINNIE MAE			100,412
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $150,830)			154,821
Asset-Backed Securities - 0.0%

Clock Finance BV Series 2007-1:
Class B2, 1.234% 2/25/15 (l)	EUR	700	898
Class C2, 1.414% 2/25/15 (l)	EUR	400	509
Geldilux Ltd. Series 2007-TS Class C, 1.803% 9/8/14 (l)	EUR	400	533
Leek Finance PLC:
Series 17X Class A2A, 1.3518% 12/21/37 (l)	GBP	160	250
Series 18X Class BC, 1.642% 9/21/38 (l)	EUR	600	705
TOTAL ASSET-BACKED SECURITIES (Cost $3,052)			2,895
Collateralized Mortgage Obligations - 4.0%
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - 4.0%
Fannie Mae:
floater:
Series 2010-15 Class FJ, 1.1718% 6/25/36 (l)		$ 13,953	$ 14,151
Series 2011-63 Class FL, 0.6418% 7/25/41 (l)		15,268	15,299
Series 2011-83 Class FB, 0.7418% 9/25/41 (l)		12,150	12,142
planned amortization class Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,583
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22		5,060	5,581
Series 2009-14 Class EB, 4.5% 3/25/24		3,710	4,023
Series 2010-97 Class CX, 4.5% 9/25/25		5,300	5,939
Series 2010-109 Class IM, 5.5% 9/25/40 (n)		9,400	1,557
Series 2010-39 Class FG, 1.1618% 3/25/36 (l)		7,322	7,442
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		4,514	428
Series 2011-67 Class AI, 4% 7/25/26 (n)		2,365	246
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7418% 9/25/23 (l)		1,674	1,680
Series 2010-86 Class FE, 0.6918% 8/25/25 (l)		2,144	2,154
Series 2011-104 Class FK, 0.6118% 3/25/39 (l)		8,939	8,912
planned amortization:
Series 2005-19 Class PA, 5.5% 7/25/34		3,989	4,415
Series 2005-64 Class PX, 5.5% 6/25/35		3,968	4,416
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		67	72
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,628
Series 2003-70 Class BJ, 5% 7/25/33		890	990
Series 2004-80 Class LD, 4% 1/25/19		1,273	1,312
Series 2005-52 Class PB, 6.5% 12/25/34		675	719
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		231	249
Series 2004-91 Class Z, 5% 12/25/34		4,715	5,260
Series 2004-95 Class AN, 5.5% 1/25/25		866	914
Series 2005-117, Class JN, 4.5% 1/25/36		808	886
Series 2005-47 Class HK, 4.5% 6/25/20		3,680	3,990
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,834
Series 2009-82 Class FD, 1.0918% 10/25/39 (l)		5,965	6,048
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		1,264	112
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		2,237	188
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		5,107	778
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
FHMLC Multi-class participation certificates guaranteed:
floater Series 3835 Class FC, 0.5918% 5/15/38 (l)		$ 14,446	$ 14,419
planned amortization class:
Series 3856 Class KF, 0.6918% 5/15/41 (l)		10,380	10,357
Series 3867, 0.5918% 4/15/40 (l)		17,838	17,827
Freddie Mac:
floater Series 240 Class F30, 0.5418% 7/15/36 (l)		12,284	12,257
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		145	160
Series 2115 Class PE, 6% 1/15/14		24	24
Series 3737 Class GB, 4.5% 4/15/39		6,770	7,477
Freddie Mac Multi-Class pass-thru certificates:
floater:
Series 2630 Class FL, 0.7418% 6/15/18 (l)		62	63
Series 3346 Class FA, 0.4718% 2/15/19 (l)		7,857	7,868
Series 3419 Class FD, 1.0118% 2/15/38 (l)		5,953	6,028
floater planned amortization Series 3950 Class QF, 0.7418% 8/15/40 (l)		10,880	10,916
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		257	276
Series 2381 Class OG, 5.5% 11/15/16		161	172
Series 2425 Class JH, 6% 3/15/17		322	348
Series 2672 Class MG, 5% 9/15/23		3,360	3,771
Series 2684 Class FP, 0.7418% 1/15/33 (l)		8,293	8,322
Series 2695 Class DG, 4% 10/15/18		3,865	4,132
Series 2996 Class MK, 5.5% 6/15/35		390	435
Series 3147 Class PF, 0.5418% 4/15/36 (l)		3,990	3,964
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		417	462
Series 2570 Class CU, 4.5% 7/15/17		22	22
Series 2627 Class BG, 3.25% 6/15/17		25	26
Series 2877 Class ZD, 5% 10/15/34		6,124	6,818
Series 2987 Class HE, 4.5% 6/15/20		4,420	4,694
Series 3277 Class B, 4% 2/15/22		2,800	3,023
Series 3372 Class BD, 4.5% 10/15/22		9,606	10,513
Series 3578, Class B, 4.5% 9/15/24		3,740	4,082
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,328
Series 2863 Class DB, 4% 9/15/14		13	13
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-73 Class FA, 1.1018% 8/20/38 (l)		3,665	3,716
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2008-83 Class FB, 1.1418% 9/20/38 (l)		$ 3,645	$ 3,698
Series 2010-H17 Class FA, 0.5718% 7/20/60 (l)(q)		6,694	6,588
Series 2010-H18 Class AF, 0.5953% 9/20/60 (l)(q)		6,954	6,843
Series 2010-H19 Class FG, 0.5418% 8/20/60 (l)(q)		8,720	8,583
Series 2010-H27 Series FA, 0.6218% 12/20/60 (l)(q)		2,608	2,577
Series 2011-H03 Class FA, 0.7418% 1/20/61 (l)(q)		8,642	8,598
Series 2011-H05 Class FA, 0.7418% 12/20/60 (l)(q)		4,881	4,857
Series 2011-H07 Class FA, 0.7418% 2/20/61 (l)(q)		7,825	7,686
Series 2011-H12 Class FA, 0.7318% 2/20/61 (l)(q)		10,488	10,298
Series 2011-H13 Class FA, 0.7418% 4/20/61 (l)(q)		4,402	4,380
Series 2011-H14:
Class FB, 0.7418% 5/20/61 (l)(q)		4,890	4,831
Class FC, 0.7418% 5/20/61 (l)(q)		4,975	4,916
Series 2011-H17 Class FA, 0.7718% 6/20/61 (l)(q)		6,489	6,467
Series 2011-H21 Class FA, 0.8418% 10/20/61 (l)(q)		7,312	7,312
Series 2012-H01 Class FA, 0.9418% 11/20/61 (l)(q)		5,785	5,816
Series 2012-H03 Class FA, 0.944% 1/20/62 (l)(q)		3,533	3,552
Series 2012-H06 Class FA, 0.9028% 1/20/62 (l)(q)		5,540	5,548
Series 2012-H07 Class FA, 0.876% 3/20/62 (l)(q)		3,250	3,246
planned amortization Series 2011-61 Class OP, 5/20/40 (o)		4,993	4,461
planned amortization class Series 2011-79 Class PO, 6/20/40 (o)		8,601	7,321
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,350
Series 2010-42 Class OP, 4/20/40 (o)		11,361	9,668
Series 2010-H13 Class JA, 5.46% 10/20/59 (q)		9,636	10,551
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2011-71:
Class ZB, 5.5% 8/20/34		$ 9,986	$ 11,690
Class ZC, 5.5% 7/16/34		11,384	13,276
Government National Mortgage Association:
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		2,731	2,807
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (n)		2,721	588
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $429,770)			433,969
Commercial Mortgage Securities - 0.7%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.6396% 10/22/37 (l)	GBP	1,000	974
Freddie Mac sequential payer Series K705 Class A1, 1.626% 7/25/18		9,657	9,741
Freddie Mac Multi-Class pass-thru certificates:
sequential payer:
Series K009 Class A2, 3.808% 8/25/20		3,310	3,575
Series K006 Class A2, 4.251% 1/25/20		14,020	15,525
Series K017 Class A2, 2.873% 12/25/21		15,590	15,609
Series K501 Class A2, 1.655% 11/25/16		5,440	5,467
Series K706:
Class A1, 1.691% 6/25/18		7,373	7,450
Class A2, 2.323% 10/25/18		8,800	8,892
German Residential Asset Note Distributor PLC Series 1 Class A, 1.444% 7/20/16 (l)	EUR	1,126	1,404
London & Regional Debt Securitisation No. 1 PLC Series 1 Class A, 1.1767% 10/15/14 (l)	GBP	650	961
REC Plantation Place Ltd. Series 5 Class A, 1.2148% 7/25/16 (Reg. S) (l)	GBP	863	1,297
Skyline BV Series 2007-1 Class D, 2.005% 7/22/43 (l)	EUR	1,100	1,295
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $73,944)			72,190
Foreign Government and Government Agency Obligations - 22.2%
		Principal Amount (000s) (d)	Value (000s)
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 10,777	$ 7,975
2.5% 12/31/38 (e)		7,920	2,851
7% 9/12/13		24,620	24,780
7% 10/3/15		36,765	34,460
Bahamian Republic 6.95% 11/20/29 (g)		3,220	3,687
Bahrain Kingdom 5.5% 3/31/20		2,175	2,153
Banco Central del Uruguay:
value recovery A rights 1/2/21 (p)		500,000	0
value recovery B rights 1/2/21 (p)		750,000	0
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (g)		3,080	3,581
Belarus Republic:
8.75% 8/3/15 (Reg. S)		16,685	15,350
8.95% 1/26/18		2,730	2,477
Bermuda Government 5.603% 7/20/20 (g)		1,935	2,196
Brazilian Federative Republic:
7.125% 1/20/37		2,625	3,603
8.25% 1/20/34		2,635	3,985
8.75% 2/4/25		1,645	2,496
10.125% 5/15/27		6,930	11,538
12.25% 3/6/30		4,315	8,371
Canadian Government:
1% 2/1/14	CAD	38,550	38,514
2% 6/1/16	CAD	90,500	92,529
3.25% 6/1/21	CAD	59,050	64,773
5% 6/1/37	CAD	32,550	46,420
Central Bank of Nigeria warrants 11/15/20 (a)(p)		2,750	495
Colombian Republic:
4.375% 7/12/21		4,120	4,491
6.125% 1/18/41		3,890	4,785
7.375% 3/18/19		2,270	2,911
7.375% 9/18/37		6,100	8,571
10.375% 1/28/33		6,730	11,323
11.75% 2/25/20		2,910	4,627
Congo Republic 3% 6/30/29 (e)		10,683	8,092
Croatia Republic:
6.375% 3/24/21 (g)		5,415	5,192
6.625% 7/14/20 (g)		6,850	6,747
6.75% 11/5/19 (g)		5,885	5,870
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (g)		7,435	7,416
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Democratic Socialist Republic of Sri Lanka: - continued
6.25% 7/27/21 (g)		$ 3,640	$ 3,640
7.4% 1/22/15 (g)		5,470	5,771
Dominican Republic:
1.5522% 8/30/24 (l)		5,813	5,232
7.5% 5/6/21 (g)		6,865	7,105
9.04% 1/23/18 (g)		3,071	3,363
Dutch Government 2.75% 1/15/15	EUR	58,800	82,987
El Salvador Republic:
7.375% 12/1/19 (g)		1,865	2,000
7.625% 2/1/41 (g)		2,045	2,045
7.65% 6/15/35 (Reg. S)		2,435	2,484
7.75% 1/24/23 (Reg. S)		1,940	2,115
8.25% 4/10/32 (Reg. S)		1,435	1,564
European Union 3.375% 5/10/19	EUR	7,900	11,299
Finnish Government 2.75% 7/4/28	EUR	5,950	7,873
French Government:
OAT:
3% 4/25/22	EUR	46,350	62,314
4.5% 4/25/41	EUR	11,435	17,507
1.75% 2/25/17	EUR	24,000	32,170
2.5% 7/25/16	EUR	13,350	18,557
4% 4/25/18	EUR	26,650	39,492
4% 4/25/55	EUR	5,750	8,088
Gabonese Republic 8.2% 12/12/17 (g)		2,000	2,430
Georgia Republic 6.875% 4/12/21 (g)		6,670	7,037
German Federal Republic:
0.75% 2/24/17	EUR	12,650	16,826
1.25% 10/14/16	EUR	58,250	79,491
2.5% 2/27/15	EUR	28,000	39,665
3.25% 7/4/21	EUR	39,965	60,271
3.25% 7/4/42	EUR	15,105	23,523
3.5% 7/4/19	EUR	7,850	12,032
Ghana Republic:
8.5% 10/4/17 (g)		3,040	3,481
14.25% 7/29/13	GHS	3,400	1,901
14.99% 3/11/13	GHS	12,025	6,800
15.65% 6/3/13	GHS	1,315	746
Hungarian Republic:
4.75% 2/3/15		13,790	12,963
7.625% 3/29/41		8,835	7,996
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Indonesian Republic:
4.875% 5/5/21 (g)		$ 3,545	$ 3,842
5.25% 1/17/42 (g)		4,200	4,400
5.875% 3/13/20 (g)		6,415	7,345
6.625% 2/17/37 (g)		4,025	4,961
6.875% 1/17/18 (g)		4,330	5,148
7.75% 1/17/38 (g)		7,700	10,665
8.5% 10/12/35 (Reg. S)		6,890	10,232
11.625% 3/4/19 (g)		7,370	10,944
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		12,560	10,550
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		26,802	33,544
5.5% 12/4/23		12,355	15,455
Italian Republic:
3.75% 8/1/16	EUR	22,200	29,370
4.25% 8/1/14	EUR	12,000	16,351
4.25% 3/1/20	EUR	20,750	26,687
4.5% 3/1/19	EUR	20,000	26,603
4.5% 3/1/26	EUR	9,000	10,829
5% 3/1/22	EUR	32,000	42,267
5% 9/1/40	EUR	24,675	29,008
5.25% 8/1/17	EUR	8,000	11,154
Japan Government:
0.2% 7/15/12	JPY	7,185,000	86,795
1.1% 6/20/20	JPY	4,832,500	59,875
1.8% 6/20/18	JPY	3,455,000	45,067
1.9% 9/20/30	JPY	3,480,000	43,322
2% 9/20/40	JPY	495,000	6,081
Jordanian Kingdom 3.875% 11/12/15		2,235	2,174
Korean Republic 7.125% 4/16/19		3,315	4,101
Latvian Republic:
5.25% 2/22/17 (g)		5,530	5,710
5.25% 6/16/21 (g)		2,280	2,291
Lebanese Republic:
4% 12/31/17		10,752	10,671
5.15% 11/12/18		1,425	1,436
Lithuanian Republic:
6.125% 3/9/21 (g)		5,290	5,713
6.625% 2/1/22 (g)		3,795	4,198
6.75% 1/15/15 (g)		2,115	2,284
7.375% 2/11/20 (g)		5,755	6,712
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Peruvian Republic:
3% 3/7/27 (e)		$ 4,961	$ 4,614
5.625% 11/18/50		4,390	4,873
7.35% 7/21/25		2,985	4,082
8.75% 11/21/33		7,650	11,858
Philippine Republic:
6.375% 1/15/32		2,020	2,454
7.5% 9/25/24		1,095	1,424
7.75% 1/14/31		3,285	4,533
9.5% 2/2/30		7,205	11,384
9.875% 1/15/19		2,590	3,626
10.625% 3/16/25		5,865	9,472
Polish Government:
5% 3/23/22		2,690	2,848
5.125% 4/21/21		3,255	3,476
6.375% 7/15/19		6,950	8,114
Provincia de Cordoba 12.375% 8/17/17 (g)		6,105	5,250
Republic of Iraq 5.8% 1/15/28 (Reg. S)		13,720	11,491
Republic of Namibia 5.5% 11/3/21 (g)		3,650	3,796
Republic of Nigeria:
6.75% 1/28/21 (g)		2,705	2,969
17.6% 3/7/13	NGN	207,000	1,116
Republic of Serbia 6.75% 11/1/24 (g)		28,492	28,207
Romanian Republic 6.75% 2/7/22 (g)		8,322	8,717
Russian Federation:
3.325% 4/4/17 (g)		2,800	2,820
4.5% 4/4/22 (g)		800	806
5.625% 4/4/42 (g)		4,200	4,229
7.5% 3/31/30 (Reg. S)		49,190	58,806
11% 7/24/18 (Reg. S)		2,690	3,766
12.75% 6/24/28 (Reg. S)		11,400	20,492
Senegal Republic of 8.75% 5/13/21 (g)		2,045	2,219
State of Qatar 5.75% 1/20/42 (g)		3,530	3,807
Turkish Republic:
5.125% 3/25/22		3,795	3,771
5.625% 3/30/21		4,440	4,634
6% 1/14/41		2,250	2,219
6.25% 9/26/22		2,765	2,986
6.75% 4/3/18		6,910	7,731
6.75% 5/30/40		5,740	6,242
6.875% 3/17/36		12,320	13,614
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Turkish Republic: - continued
7% 9/26/16		$ 7,190	$ 8,053
7.25% 3/15/15		7,380	8,146
7.25% 3/5/38		8,050	9,298
7.375% 2/5/25		11,505	13,518
7.5% 7/14/17		7,820	8,993
7.5% 11/7/19		5,465	6,394
11.875% 1/15/30		5,715	9,651
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (g)		6,750	5,468
Ukraine Government:
6.25% 6/17/16 (g)		4,495	3,866
6.385% 6/26/12 (g)		12,625	12,578
6.75% 11/14/17 (g)		4,525	3,875
6.875% 9/23/15 (g)		3,350	3,036
7.65% 6/11/13 (g)		11,420	11,020
7.75% 9/23/20 (g)		3,430	2,916
7.95% 2/23/21 (g)		3,575	3,066
United Arab Emirates 7.75% 10/5/20 (Reg. S)		2,145	2,362
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	42,750	70,714
4.25% 12/7/40	GBP	36,875	68,525
4.5% 3/7/13	GBP	4,650	7,716
5% 3/7/25	GBP	14,750	29,965
United Mexican States:
3.625% 3/15/22		4,412	4,500
4.75% 3/8/44		2,766	2,711
5.125% 1/15/20		6,648	7,629
5.625% 1/15/17		2,126	2,461
5.75% 10/12/10		6,256	6,444
5.95% 3/19/19		4,230	5,072
6.05% 1/11/40		11,060	13,272
6.75% 9/27/34		8,030	10,278
7.5% 4/8/33		2,770	3,843
8.3% 8/15/31		2,600	3,861
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		5,795	8,099
8% 11/18/22		4,763	6,560
Venezuelan Republic:
oil recovery rights 4/15/20 (p)		85,801	2,617
6% 12/9/20		4,800	3,504
7% 3/31/38		4,180	2,947
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Venezuelan Republic: - continued
7.75% 10/13/19 (Reg. S)		$ 7,225	$ 6,069
8.5% 10/8/14		5,030	5,030
9% 5/7/23 (Reg. S)		19,535	16,702
9.25% 9/15/27		12,155	10,666
9.25% 5/7/28 (Reg. S)		6,930	5,735
9.375% 1/13/34		6,605	5,466
10.75% 9/19/13		7,553	7,874
11.75% 10/21/26 (Reg. S)		10,915	10,669
11.95% 8/5/31 (Reg. S)		17,470	17,121
12.75% 8/23/22		22,615	23,746
13.625% 8/15/18		4,940	5,385
Vietnamese Socialist Republic:
1.5567% 3/12/16 (l)		4,495	4,045
4% 3/12/28 (e)		14,675	12,034
6.875% 1/15/16 (g)		7,445	8,115
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,267,923)			2,412,873
Common Stocks - 0.6%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Remy International, Inc. (a)	122,400	2,203

Automobiles - 0.0%
General Motors Co. (a)	6,679	171
General Motors Co.:
warrants 7/10/16 (a)	133,743	2,224
warrants 7/10/19 (a)	133,743	1,498
		3,893
Hotels, Restaurants & Leisure - 0.1%
Station Holdco LLC (r)(v)	4,989,172	6,161
Station Holdco LLC warrants 6/15/18 (a)(r)(v)	198,954	10
		6,171
Media - 0.0%
Haights Cross Communications, Inc. (a)	8,267	61
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Haights Cross Communications, Inc. warrants 3/11/13 (a)	11,481	$ 4
HMH Holdings, Inc. (a)(v)	2,469,644	62
HMH Holdings, Inc. warrants 3/9/17 (a)(v)	636,272	0
RDA Holding Co. warrants 2/19/14 (a)(v)	9,559	0
		127
TOTAL CONSUMER DISCRETIONARY		12,394
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	7
Airlines - 0.0%
Delta Air Lines, Inc. (a)	20,500	203
Building Products - 0.1%
Nortek, Inc. (a)	266,722	11,733
Nortek, Inc. warrants 12/7/14 (a)	7,154	16
		11,749
Marine - 0.0%
US Shipping Partners Corp. (a)	12,063	0
US Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
		0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	6,088	487
Class B (a)	2,029	162
		649
Transportation Infrastructure - 0.1%
DeepOcean Group Holding A/S (g)	406,682	6,438
TOTAL INDUSTRIALS		19,046
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp.	49,030	588
Spansion, Inc. Class A (a)	6,116	74
		662
MATERIALS - 0.3%
Chemicals - 0.2%
Chemtura Corp. (a)	112,703	1,914
Georgia Gulf Corp. (a)	201,247	7,019
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV Class A	279,249	$ 12,189
Tronox, Inc. (a)	16,192	2,539
		23,661
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	4,139	280
Metals & Mining - 0.1%
Aleris International, Inc. (a)(v)	38,307	1,758
Rathgibson Acquisition Co. LLC Class A (a)(v)	223,828	9,609
		11,367
TOTAL MATERIALS		35,308
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	182
TOTAL COMMON STOCKS (Cost $89,188)		67,592
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	208,600	8,730
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	4,000	4,150
TOTAL CONSUMER DISCRETIONARY		12,880
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (g)	31,900	26,158
TOTAL PREFERRED STOCKS (Cost $34,307)		39,038
Floating Rate Loans - 4.6%
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.1%
ServiceMaster Co.:
term loan 2.8023% 7/24/14 (l)		$ 6,185	$ 6,108
Tranche DD, term loan 2.75% 7/24/14 (l)		637	629
			6,737
Hotels, Restaurants & Leisure - 0.0%
Mesquite Gaming LLC term loan 8.5% 8/1/15 (l)		288	244
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. Tranche B, term loan 8.5% 7/20/13 (l)		5,534	5,630
SRAM LLC. 2nd LN, term loan 8.5% 12/7/18 (l)		1,445	1,452
			7,082
Media - 0.1%
Bragg Communications, Inc. Tranche B, term loan 4% 2/28/18 (l)		3,840	3,840
Charter Communications Operating LLC Tranche B 1LN, term loan 2.25% 3/6/14 (l)		203	202
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (l)		1,400	1,398
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind (a)	CAD	9	9
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (l)		6,995	6,155
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (l)		5,690	5,683
			17,287
Specialty Retail - 0.3%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (l)		20,019	20,144
Michaels Stores, Inc. Tranche B1, term loan 2.8233% 10/31/13 (l)		11,459	11,459
			31,603
TOTAL CONSUMER DISCRETIONARY			62,953
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Focus Brands, Inc.:
Tranche 2LN, term loan 10.25% 8/21/18 (l)		2,365	2,365
Tranche B 1LN, term loan 6.2666% 2/21/18 (l)		429	431
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Roundy's, Inc. Tranche B, term loan 5.75% 2/13/19 (l)		$ 1,775	$ 1,786
U.S. Foodservice term loan 5.75% 3/31/17 (l)		8,088	8,058
			12,640
Personal Products - 0.1%
Prestige Brands, Inc. Tranche B, term loan 5.2972% 1/31/19 (l)		2,574	2,587
Revlon Consumer Products Corp. term loan 4.7525% 11/19/17 (l)		4,665	4,653
			7,240
Tobacco - 0.1%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 6.5% 2/9/18 (l)		8,197	8,278
TOTAL CONSUMER STAPLES			28,158
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/30/18 (l)		6,060	6,151
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (l)		11,050	10,829
			16,980
FINANCIALS - 0.6%
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (l)		16,795	16,901
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (l)		3,816	3,835
			20,736
Insurance - 0.3%
Asurion Corp.:
Tranche 1ST LN, term loan 5.5% 5/24/18 (l)		14,395	14,251
Tranche 2ND LN, term loan 9% 5/24/19 (l)		8,175	8,288
Lonestar Inter Super Hld LLC term loan 11% 9/2/19 (l)		9,815	10,011
			32,550
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2953% 10/10/13 (l)		360	336
Credit-Linked Deposit 4.5453% 10/10/16 (l)		685	638
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
term loan 4.77% 10/10/16 (l)		$ 9,812	$ 9,150
			10,124
TOTAL FINANCIALS			63,410
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.3%
DaVita, Inc. Tranche A, term loan 2.75% 10/20/15 (l)		7,095	7,077
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (l)		13,985	13,985
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (l)		8,169	8,179
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (l)		2,511	2,505
			31,746
Life Sciences Tools & Services - 0.1%
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (l)		12,803	12,931
TOTAL HEALTH CARE			44,677
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (l)		1,723	1,723
Airlines - 0.3%
Northwest Airlines Corp. Tranche A, term loan 2.22% 12/31/18 (l)		8,978	8,395
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (l)		12,076	11,623
US Airways Group, Inc. term loan 2.7418% 3/23/14 (l)		10,208	9,417
			29,435
Commercial Services & Supplies - 0.0%
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (l)		4,670	4,652
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (l)		15,257	14,342
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.0%
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (l)		$ 1,067	$ 1,067
Industrial Conglomerates - 0.1%
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (l)		8,896	8,896
Road & Rail - 0.1%
Swift Transportation Co. LLC Tranche B-2, term loan 5% 12/21/17 (l)		5,180	5,219
Transportation Infrastructure - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (l)		638	636
Tranche D, term loan 1% 5/13/14 (l)(t)		1,123	1,119
			1,755
TOTAL INDUSTRIALS			67,089
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (l)		12,680	12,522
Electronic Equipment & Components - 0.1%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (l)		2,635	2,559
Flextronics International Ltd.:
Tranche B A1, term loan 2.4913% 10/1/14 (l)		966	956
Tranche B A2, term loan 2.4913% 10/1/14 (l)		2,075	2,054
Tranche B A3, term loan 2.494% 10/1/14 (l)		2,421	2,397
Tranche B-A, term loan 2.4938% 10/1/14 (l)		3,361	3,328
			11,294
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc. term loan 4.494% 12/1/16 (l)		18,399	17,847
NXP BV:
term loan 4.5% 3/4/17 (l)		5,876	5,743
Tranche A 2LN, term loan 5.5% 3/4/17 (l)		7,074	7,066
Tranche A6, term loan 5.25% 3/19/19 (l)		15,165	15,013
			45,669
Software - 0.2%
Kronos, Inc.:
Tranche B 1LN, term loan 5.3293% 6/11/17 (l)		8,555	8,513
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Kronos, Inc.: - continued
Tranche B 2LN, term loan 10.5793% 6/11/18 (l)		$ 1,790	$ 1,826
Lawson Software, Inc. Tranche B, term loan 6.25% 3/29/18 (l)		10,205	10,246
			20,585
TOTAL INFORMATION TECHNOLOGY			90,070
MATERIALS - 0.3%
Chemicals - 0.0%
PL Propylene LLC Tranche B, term loan 7% 3/20/17 (l)		915	920
Taminco Global Chemical Corp. Tranche B, term loan 6.25% 2/15/19 (l)		390	392
			1,312
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (l)		7,882	7,901
Summit Materials LLC Tranche B, term loan 6% 1/30/19 (l)		1,585	1,599
			9,500
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.2418% 4/3/15 (l)		17,585	17,190
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (l)		1,457	1,450
TOTAL MATERIALS			29,452
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (l)		4,963	4,950
Intelsat Jackson Holdings SA:
term loan 3.2418% 2/1/14 (l)		7,335	7,188
Tranche B, term loan 5.25% 4/2/18 (l)		11,109	11,192
			23,330
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - 0.6%
Electric Utilities - 0.5%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7428% 10/10/17 (l)		$ 96,586	$ 53,726
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (l)		7,853	7,834
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (l)		9,027	9,039
			16,873
TOTAL UTILITIES			70,599
TOTAL FLOATING RATE LOANS (Cost $507,975)			496,718
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (l)		6,203	5,862
Goldman Sachs 1.25% 12/14/19 (l)		5,684	5,372
0% 12/14/19 (l)		420	397
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $10,667)			11,631
Fixed-Income Funds - 1.2%
	Shares
Fidelity Floating Rate Central Fund (m) (Cost $85,911)	1,260,750	127,701
Preferred Securities - 0.3%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 6.25% (e)(g)(h)	$ 7,365	7,943
FINANCIALS - 0.1%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (h)(l)	2,035	2,220
Preferred Securities - continued
	Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.1%
Bank of America Corp.:
8% (h)(l)	$ 6,320	$ 6,563
8.125% (h)(l)	4,295	4,544
		11,107
TOTAL FINANCIALS		13,327
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (h)	7,940	7,992
TOTAL PREFERRED SECURITIES (Cost $25,868)		29,262
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	0
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.14% (b) (Cost $359,954)	359,954,099	359,954
Cash Equivalents - 2.7%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.05%, dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations) #(s)	$ 285,472	$ 285,471
0.06%, dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations) #	5,969	5,969
TOTAL CASH EQUIVALENTS (Cost $291,440)		291,440
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $10,673,970)		11,103,464
NET OTHER ASSETS (LIABILITIES)(u) - (2.2)%		(234,281)
NET ASSETS - 100%		$ 10,869,183
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
294 CBOT 10-Year U.S. Treasury Bond Contracts	June 2012	$ 38,068	$ (281)
708 CBOT 2-Year U.S. Treasury Bond Contracts	June 2012	155,860	(79)
TOTAL TREASURY CONTRACTS		$ 193,928	$ (360)

The face value of futures purchased as a percentage of net assets is 1.8%
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
JPY	-	Japanese yen
NGN	-	Nigerian naira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,134,982,000 or 19.6% of net assets.

(h) Security is perpetual in nature with no stated maturity date.

(i) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $65,687,000 or 0.6% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $569,000.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(p) Quantity represents share amount.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.
(s) Includes investment made with cash collateral received from securities on loan.

(t) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,123,000 and $1,119,000, respectively. The coupon rate will be determined at time of settlement.

(u) Cash collateral from securities on loan includes an investment of $285,471,000 and cash of $1,000.

(v) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,600,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 24,977
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 186
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 1,188
RDA Holding Co. warrants 2/19/14	2/27/07	$ 3,000
Station Holdco LLC	6/17/11 - 3/15/12	$ 5,096
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,269
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$285,471,000 due 4/02/12 at 0.05%
Barclays Capital, Inc.	$ 85,701
HSBC Securities (USA), Inc.	92,644
Mizuho Securities USA, Inc.	107,126
$ 285,471
$5,969,000 due 4/02/12 at 0.06%
Barclays Capital, Inc.	$ 1,654
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,206
UBS Securities LLC	3,109
$ 5,969
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 185
Fidelity Floating Rate Central Fund	1,599
Total	$ 1,784
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 123,932	$ -	$ -	$ 127,701	7.5%
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 25,274	$ 14,826	$ 4,212	$ 6,236
Financials	26,158	-	26,158	-
Industrials	19,046	11,952	-	7,094
Information Technology	662	662	-	-
Materials	35,308	21,402	4,297	9,609
Utilities	182	182	-	-
Corporate Bonds	4,267,826	-	4,266,870	956
U.S. Government and Government Agency Obligations	2,335,554	-	2,335,554	-
U.S. Government Agency - Mortgage Securities	154,821	-	154,821	-
Asset-Backed Securities	2,895	-	2,895	-
Collateralized Mortgage Obligations	433,969	-	433,969	-
Commercial Mortgage Securities	72,190	-	72,190	-
Foreign Government and Government Agency Obligations	2,412,873	-	2,409,761	3,112
Floating Rate Loans	496,718	-	496,709	9
Sovereign Loan Participations	11,631	-	11,631	-
Fixed-Income Funds	127,701	127,701	-	-
Preferred Securities	29,262	-	29,262	-
Other	-	-	-	-
Money Market Funds	359,954	359,954	-	-
Cash Equivalents	291,440	-	291,440	-
Total Investments in Securities:	$ 11,103,464	$ 536,679	$ 10,539,769	$ 27,016
Derivative Instruments:
Liabilities
Futures Contracts	$ (360)	$ (360)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 42,911
Total Realized Gain (Loss)	1
Total Unrealized Gain (Loss)	8,628
Cost of Purchases	1,593
Proceeds of Sales	(77)
Amortization/Accretion	(7)
Transfers in to Level 3	-
Transfers out of Level 3	(26,033)
Ending Balance	$ 27,016
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 8,628

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $10,635,062,000. Net unrealized appreciation aggregated $468,402,000, of which $652,188,000 related to appreciated investment securities and $183,786,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations, and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2012